Leases - Estimated Useful Lives of Finance Lease Assets (Details)	12 Months Ended
Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	3 years
Animal Facilty [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	40 years
Equipment [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	7 years
Equipment [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	3 years
Equipment [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	7 years
Land [Member]
Lessee, Lease, Description [Line Items]
Estimated useful lives of the finance lease assets	Indefinite